Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information
Document Type	20-F
Document Registration Statement	false
Document Transition Report	false
Document Annual Report	true
Document Shell Company Report	false
Entity Registrant Name	So-Young International Inc.
Document Period End Date	Dec. 31, 2019
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Shell Company	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Central Index Key	0001758530
Amendment Flag	false
Ordinary shares
Document Information
Entity Common Stock, Shares Outstanding	81,371,718
Class A ordinary shares
Document Information
Entity Common Stock, Shares Outstanding	69,371,718
Class B ordinary shares
Document Information
Entity Common Stock, Shares Outstanding	12,000,000